Derivative Liabilities (Details Narrative)		3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 17, 2023 USD ($)	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2021 shares
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Common stock, shares outstanding | shares		59,016,054		53,332,498	53,332,498	49,813,861	10,888,894
Common stock shares growth monthly percentage		2.59%		2.49%
Proceeds from sale of common stock	$ 20,000	$ 91,840			$ 90,919
Gain on derivative liabilities		46,495	851,032		4,109,195	(2,386,907)
Amortization of debt discount		25,049	9,176		145,038	197,477
Change in fair value of derivative liabilities included in earnings relating to derivatives		(46,495)	$ (851,032)		(4,109,195)	2,386,907
Derivative Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gain on derivative liabilities					0	(0)
Amortization of debt discount					67,352	146,368
Interest expense					67,352	198,453
Unamortized debt discount					0	0
Reclassification due to conversion of convertible notes					52,476	156,309
Gain on derivative liability					4,109,195
Change in fair value of derivative liabilities included in earnings relating to derivatives					0	0
Derivative Liability [Member] | Convertible Debt [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities					$ 67,352
Common Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Proceeds from sale of common stock		$ 500,000		$ 500,000
Common stock, discount percentage		25.00%		25.00%
Warrant [Member] | Derivative Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities						$ 146,368
Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input		145.5			171.7
Measurement Input, Expected Term [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Expected term		1 year 3 months 21 days			1 year 6 months 18 days
Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input		4.29			4.29
Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input		0			0
Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input | $ / shares		20				20
Measurement Input, Exercise Price [Member] | Share-Based Payment Arrangement, Option [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input | $ / shares		1
Measurement Input, Option Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input | $ / shares						1